Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

April 27, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make a material change of the name of the FolioBeyond Rising Rates ETF (the “Fund”), a series of the Trust, to the “FolioBeyond Alternative Income and Interest Rate Hedge ETF,” and to reflect corresponding revisions to the principal investment strategies of the Fund, is Post-Effective Amendment No. 171 and Amendment No. 172 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Please note that the Trust is requesting a selective review of this Amendment. The disclosure has been reviewed by the staff recently in PEA No. 68 filed on July 16, 2021 (0000894189-21-004550), to register the Fund as a series of the Trust. The substantive changes in this Amendment are limited to a change to the Fund’s name, the addition of a corresponding 80% policy noted on page 2 of the prospectus in the last paragraph under the heading “Principal Investment Strategies”, the addition of language to clarify that the Fund’s strategy of providing protection against rising interest rates is an interest rate hedge, and the addition of language in the last sentence of the second paragraph under “Principal Investment Strategies” explaining why the Fund’s primary investments (interest-only mortgage-backed securities) are considered to generate “alternate income.”

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC